ROYCE CAPITAL FUND
1414 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10019

May 5, 2008

Document Control: Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:	Royce Capital Fund File No. 333-1073

Gentlemen:

This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and is a certification that the prospectus and statement of additional information with respect to Royce Capital Fund does not differ from that which was filed electronically in the most recent post-effective amendment.

Sincerely,
/s/ John E. Denneen
John E. Denneen Secretary